Segmented information	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Segmented information
Note 15. Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets and Direct Financial Services. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides personal and business clients across Canada with financial advice, services and solutions through banking centres, as well as mobile and online channels, to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada, as well as asset management services to institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate companies, entrepreneurs, high-net-worth individuals and families, as well as operating personal and small business banking services in six U.S. markets.
Capital Markets and Direct Financial Services provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked research to our clients around the world, and leverages CIBC’s digital capabilities to provide a cohesive set of direct banking, direct investing and innovative multi-currency payment solutions for CIBC’s clients.
Corporate and Other includes the following functional groups – Technology, Infrastructure and Innovation, Risk Management, People, Culture and Brand, and Finance, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC FirstCaribbean and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets and Direct Financial Services	Corporate and Other	CIBC Total
2024	Net interest income (1)	$1,899	$442	$458	$420	$62	$3,281
Apr. 30	Non-interest income (2)	577	942	208	1,068	88	2,883
	Total revenue (1)	2,476	1,384	666	1,488	150	6,164
	Provision for credit losses	270	37	186	16	5	514
	Amortization and impairment (3)	58	1	25	2	202	288
	Other non-interest expenses	1,261	719	371	704	158	3,213
	Income (loss) before income taxes	887	627	84	766	(215)	2,149
	Income taxes (1)	238	171	(9)	206	(206)	400
	Net income (loss)	$649	$456	$93	$560	$(9)	$1,749
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$10	$10
	Equity shareholders	649	456	93	560	(19)	1,739
	Average assets (4)(5)	$322,626	$93,490	$60,417	$315,144	$198,345	$990,022
2024	Net interest income (1)	$1,927	$449	$465	$358	$50	$3,249
Jan. 31	Non-interest income (2)	570	925	216	1,203	58	2,972
	Total revenue (1)	2,497	1,374	681	1,561	108	6,221
	Provision for (reversal of) credit losses	329	20	244	8	(16)	585
	Amortization and impairment (3)	58	–	23	2	193	276
	Other non-interest expenses	1,222	669	455	710	133	3,189
	Income (loss) before income taxes	888	685	(41)	841	(202)	2,171
	Income taxes (1)	238	187	(32)	229	(179)	443
	Net income (loss)	$650	$498	$(9)	$612	$(23)	$1,728
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$12	$12
	Equity shareholders	650	498	(9)	612	(35)	1,716
	Average assets (4)(5)	$323,080	$92,335	$59,152	$312,583	$195,171	$982,321
2023	Net interest income (loss) (1)	$1,732	$453	$460	$562	$(20)	$3,187
Apr. 30 (6)	Non-interest income (2)	550	883	188	800	96	2,517
	Total revenue (1)	2,282	1,336	648	1,362	76	5,704
	Provision for credit losses	123	46	248	19	2	438
	Amortization and impairment (3)	61	–	31	1	189	282
	Other non-interest expenses	1,213	673	323	663	(14)	2,858
	Income (loss) before income taxes	885	617	46	679	(101)	2,126
	Income taxes (1)	247	165	(9)	182	(148)	437
	Net income	$638	$452	$55	$497	$47	$1,689
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$11	$11
	Equity shareholders	638	452	55	497	36	1,678
	Average assets (4)(5)	$317,531	$91,708	$61,440	$273,196	$188,900	$932,775

$ millions, for the six months ended
2024	Net interest income (1)	$3,826	$891	$923	$778	$112	$6,530
Apr. 30	Non-interest income (2)	1,147	1,867	424	2,271	146	5,855
	Total revenue (1)	4,973	2,758	1,347	3,049	258	12,385
	Provision for (reversal of) credit losses	599	57	430	24	(11)	1,099
	Amortization and impairment (3)	116	1	48	4	395	564
	Other non-interest expenses	2,483	1,388	826	1,414	291	6,402
	Income (loss) before income taxes	1,775	1,312	43	1,607	(417)	4,320
	Income taxes (1)	476	358	(41)	435	(385)	843
	Net income (loss)	$1,299	$954	$84	$1,172	$(32)	$3,477
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$22	$22
	Equity shareholders	1,299	954	84	1,172	(54)	3,455
	Average assets (4)(5)	$322,855	$92,906	$59,778	$313,849	$196,741	$986,129
2023	Net interest income (1)	$3,441	$917	$936	$1,097	$1	$6,392
Apr. 30 (6)	Non-interest income (2)	1,103	1,770	418	1,746	204	5,241
	Total revenue (1)	4,544	2,687	1,354	2,843	205	11,633
	Provision for credit losses	281	92	346	9	5	733
	Amortization and impairment (3)	120	1	61	3	374	559
	Other non-interest expenses	2,444	1,337	673	1,311	1,278	7,043
	Income (loss) before income taxes	1,699	1,257	274	1,520	(1,452)	3,298
	Income taxes (1)	471	336	18	411	(60)	1,176
	Net income (loss)	$1,228	$921	$256	$1,109	$(1,392)	$2,122
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$20	$20
	Equity shareholders	1,228	921	256	1,109	(1,412)	2,102
	Average assets (4)(5)	$317,739	$90,793	$60,414	$285,074	$189,118	$943,138
(1)
Capital Markets
 and Direct Financial Services
net interest income and income taxes includes a TEB adjustment of $71 million for the three months ended April 30, 2024 (January 31, 2024: $68 million; April 30, 2023: $64 million) and $139 million for the six months ended April 30, 2024 (April 30, 2023: $126 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, and software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.
(6)	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.